Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Earnings Per Share

	12.31.19	12.31.18	12.31.17
Net Income (Loss) for the Year Attributable to Parent Company’s Owners	23,708,123	(5,331,559)	10,450,740
Weighted Average Ordinary Shares	1,426,765	1,426,765	1,332,617

Earnings per Share	16.62	(3.74)	7.84